Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2020
Capital Structure, Financial Risk and Related Items
Schedule of impact of exchange rate on our net result before tax

	Percentage change	Impact of change
(DKK million)	in exchange rate*	in exchange rate**
2020
EUR	1%	8
USD	10%	1,480
GBP	10%	1
2019
EUR	1%	10
USD	10%	1,053
GBP	10%	-

*   The analysis assumes that all other variables, in particular interest rates, remain constant.

**   The movements in the income statement and equity arise from monetary items (cash, marketable securities, receivables and liabilities) where the functional currency of the entity differs from the currency that the monetary items are denominated in.

Schedule of maturity profile of our marketable securities

(DKK million)	2020	2019

Year of Maturity
2020	-	3,891
2021	6,195	2,190
2022	1,296	493
2023	314	102
2024	98	-
2025+	916	743
Total	8,819	7,419

Schedule of Financial Assets and Liabilities

(DKK million)	Note	2020	2019
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	8,819	7,419
Other investments	3.4	1,081	149
Financial assets measured at amortized cost
Receivables excluding prepayments	3.5	2,329	2,939
Cash and cash equivalents		7,260	3,552
Financial liabilities measured at amortized cost:
Other payables	3.8	(1,186)	(840)
Lease liabilities	3.3	(319)	(181)

		2020				2019
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	8,819	-	-	8,819	7,419	-	-	7,419
Other investments	3.4	1,067	-	14	1,081	-	-	149	149

Schedule of level 3 reconciliation of assets

(DKK million)	Other Investments
Fair value at January 1, 2020	149
Transfer to Level 1	(149)
Acquisitions	14
Fair value at December 31, 2020	14

Schedule of marketable securities

(DKK million)	2020	2019

Cost at January 1	7,380	5,494
Additions for the year	12,414	5,812
Disposals for the year	(10,435)	(3,926)

Cost at December 31	9,359	7,380

Fair value adjustment at January 1	39	79
Fair value adjustment for the year	(579)	(40)

Fair value adjustment at December 31	(540)	39

Net book value at December 31	8,819	7,419

Net book value in percentage of cost	94%	101%

Schedule of portfolio of marketable securities

	Market value	Average effective	Share	Market value	Average effective	Share
	2020	duration	%	2019	duration	%
(DKK million)

Kingdom of Denmark bonds and treasury bills	462	1.65	5%	462	1.84	6%
Danish mortgage-backed securities	1,230	2.01	14%	1,227	2.33	17%

DKK portfolio	1,692	1.91	19%	1,689	2.20	23%

EUR portfolio
European government bonds and treasury bills	863	1.54	10%	873	1.33	12%
USD portfolio
US government bonds and treasury bills	6,193	0.41	70%	4,778	0.63	64%
GBP portfolio
UK government bonds and treasury bills	71	0.43	1%	79	0.55	1%

Total portfolio	8,819	0.81	100%	7,419	1.07	100%

Marketable securities	8,819			7,419

Schedule of finance income and expenses

(DKK million)	2020	2019	2018
Financial income:
Interest and other financial income	184	120	63
Realized and unrealized gains on marketable securities (fair value through the income statement), net	-	9	-
Realized and unrealized gains on other investments, net	965	-	-
Realized and unrealized gains on fair value hedges, net	-	-	2
Realized and unrealized exchange rate gains, net	-	99	178

Total financial income	1,149	228	243

Financial expenses:
Interest and other financial expenses	(10)	(7)	-
Realized and unrealized losses on marketable securities (fair value through the income statement), net	(92)	-	(11)
Realized and unrealized exchange rate losses, net	(1,456)	-	-

Total financial expenses	(1,558)	(7)	(11)

Net financial items	(409)	221	232

Interest and other financial income on financial assets measured at amortized cost	7	22	8

Interest and other financial expenses on financial liabilities measured at amortized cost	(1)	-	-

Summary of RSUs activity

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs
Outstanding at January 1, 2018	24,328	83,857	55,475	4,384	168,044
Granted*	5,224	18,020	79,395	-	102,639
Settled	(9,425)	(35,725)	-	(2,300)	(47,450)
Transferred	-	-	(3,358)	3,358	-
Cancelled	-	-	(1,466)	(2,865)	(4,331)

Outstanding at December 31, 2018	20,127	66,152	130,046	2,577	218,902

Outstanding at January 1, 2019	20,127	66,152	130,046	2,577	218,902
Granted*	3,708	25,793	87,168	73	116,742
Settled	(2,631)	(19,080)	-	(478)	(22,189)
Transferred	(1,251)	-	(8,355)	9,606	-
Cancelled	-	-	-	(5,548)	(5,548)

Outstanding at December 31, 2019	19,953	72,865	208,859	6,230	307,907

Outstanding at January 1, 2020	19,953	72,865	208,859	6,230	307,907
Granted*	2,929	9,032	34,431	130	46,522
Settled	(6,470)	(12,253)	(22,196)	(5,936)	(46,855)
Transferred	(2,822)	(2,334)	(22,762)	27,918	-
Cancelled	(1,025)	(1,128)	(958)	(10,535)	(13,646)

Outstanding at December 31, 2020	12,565	66,182	197,374	17,807	293,928

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price

Outstanding at January 1, 2018	92,242	559,737	574,295	291,912	1,518,186	436.01
Granted*	3,161	50,464	222,882	-	276,507	1,034.66
Exercised	(20,925)	(130,000)	(46,883)	(114,089)	(311,897)	241.34
Expired	-	-	-	(37,875)	(37,875)	253.76
Cancelled	-	-	(4,582)	(17,129)	(21,711)	940.01
Transfers	-	-	(39,624)	39,624	-	-

Outstanding at December 31, 2018	74,478	480,201	706,088	162,443	1,423,210	592.14

Exercisable at year end	62,647	355,347	297,128	152,743	867,865	295.02
Exercisable warrants in the money at year end	60,688	340,775	257,115	148,701	807,279	230.43

Outstanding at January 1, 2019	74,478	480,201	706,088	162,443	1,423,210	592.14
Granted*	3,925	-	303,066	228	307,219	1,483.58
Exercised	(15,750)	(132,400)	(56,237)	(95,044)	(299,431)	212.23
Expired	-	-	-	(2,000)	(2,000)	129.75
Cancelled	-	-	-	(15,374)	(15,374)	1,049.34
Transfers	(319)	-	(93,944)	94,263	-	-

Outstanding at December 31, 2019	62,334	347,801	858,973	144,516	1,413,624	862.03

Exercisable at year end	50,227	230,233	225,855	131,933	638,248	407.89
Exercisable warrants in the money at year end	50,227	227,733	219,403	129,698	627,061	385.84

Outstanding at January 1, 2020	62,334	347,801	858,973	144,516	1,413,624	862.03
Granted*	-	7,771	110,041	416	118,228	2,009.79
Exercised	(24,438)	-	(122,015)	(324,793)	(471,246)	296.77
Expired	-	-	-	-	-	-
Cancelled	-	(28,424)	(589)	(43,125)	(72,138)	1,157.54
Transfers	(25,955)	(186,333)	(113,833)	326,121	-	-

Outstanding at December 31, 2020	11,941	140,815	732,577	103,135	988,468	1,247.22

Exercisable at year end	4,192	83,426	166,402	92,696	346,716	935.60
Exercisable warrants in the money at year end	4,192	83,426	166,402	92,696	346,716	935.60

Schedule of Weighted Average Exercise Prices Of Warrants

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
31.75	October 14, 2011	1,260	0.79	1,260
40.41	June 22, 2011	24,290	0.48	24,290
55.85	April 6, 2011	125	0.27	125
220.40	October 15, 2014	1,045	0.79	1,045
225.30	June 12, 2014	2,440	0.45	2,440
337.40	December 15, 2014	20,287	0.96	20,287
466.20	March 26, 2015	4,150	1.24	4,150
623.50	June 11, 2015	850	1.45	850
636.50	October 7, 2015	12,950	1.77	12,950
815.50	March 17, 2016	7,042	2.21	7,042
939.50	December 10, 2015	44,675	1.94	44,675
962.00	June 7, 2018	14,355	4.44	-
1,025.00	December 10, 2018	182,352	4.94	-
1,032.00	December 15, 2017	111,144	3.96	111,144
1,050.00	September 21, 2018	26,497	4.73	-
1,136.00	October 6, 2016	11,761	2.77	11,761
1,145.00	December 15, 2016	63,410	2.96	63,410
1,147.50	June 6, 2019	19,290	5.43	-
1,155.00	March 29, 2019	7,959	5.25	-
1,161.00	March 1, 2019	19,528	5.17	-
1,210.00	April 10, 2018	14,138	4.28	-
1,233.00	June 9, 2016	10,870	2.44	10,870
1,334.50	October 11, 2019	54,096	5.78	-
1,362.50	March 26, 2020	33,573	6.24	-
1,402.00	March 28, 2017	7,335	3.24	7,335
1,408.00	June 8, 2017	1,641	3.44	1,641
1,424.00	February 10, 2017	1,427	3.11	1,053
1,427.00	March 29, 2017	8,400	3.25	8,400
1,432.00	October 5, 2017	11,988	3.76	11,988
1,615.00	December 5, 2019	185,403	5.93	-
1,948.00	June 3, 2020	15,582	6.43	-
2,317.00	October 7, 2020	43,641	6.77	-
2,381.00	December 15, 2020	24,964	6.96	-

1,247.22		988,468	4.60	346,716

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
31.75	October 14, 2011	5,950	1.79	5,950
40.41	June 22, 2011	80,205	1.48	80,205
46.74	June 2, 2010	85,000	0.42	85,000
55.85	April 6, 2011	5,500	1.27	5,500
66.60	December 9, 2010	35,500	0.94	35,500
67.50	October 14, 2010	3,250	0.79	3,250
68.65	April 21, 2010	3,325	0.31	3,325
147.50	April 17, 2013	1,500	0.30	1,500
199.00	June 12, 2013	1,000	0.45	1,000
210.00	February 10, 2014	2,750	1.11	2,750
220.40	October 15, 2014	17,750	1.79	17,750
225.30	June 12, 2014	4,625	1.45	4,625
225.90	December 6, 2013	137,059	0.93	137,059
231.50	October 10, 2013	3,665	0.78	3,665
337.40	December 15, 2014	50,986	1.96	50,986
466.20	March 26, 2015	8,100	2.24	8,100
623.50	June 11, 2015	2,575	2.45	2,575
636.50	October 7, 2015	21,000	2.77	21,000
815.50	March 17, 2016	12,449	3.21	8,390
939.50	December 10, 2015	73,162	2.94	73,162
962.00	June 7, 2018	14,564	5.44	-
1,025.00	December 10, 2018	206,097	5.94	-
1,032.00	December 15, 2017	131,444	4.96	-
1,050.00	September 21, 2018	27,082	5.73	-
1,136.00	October 6, 2016	18,450	3.77	14,089
1,145.00	December 15, 2016	83,287	3.96	62,190
1,147.50	June 6, 2019	21,343	6.43	-
1,155.00	March 29, 2019	7,959	6.25	-
1,161.00	March 1, 2019	19,830	6.17	-
1,210.00	April 10, 2018	14,881	5.28	-
1,233.00	June 9, 2016	13,763	3.44	9,903
1,334.50	October 11, 2019	62,848	6.78	-
1,402.00	March 28, 2017	8,736	4.24	-
1,408.00	June 8, 2017	5,151	4.44	-
1,424.00	February 10, 2017	1,526	4.11	774
1,427.00	March 29, 2017	8,400	4.25	-
1,432.00	October 5, 2017	17,901	4.76	-
1,615.00	December 5, 2019	195,011	6.93	-

862.03		1,413,624	4.05	638,248

Schedule of changes in share capital

	Number of shares	Share capital
		(DKK million)

December 31, 2017	61,185,674	61.2

Exercise of warrants	311,897	0.3

December 31, 2018	61,497,571	61.5

Shares issued for cash	3,277,500	3.3
Exercise of warrants	299,431	0.3

December 31, 2019	65,074,502	65.1

Exercise of warrants	471,246	0.4

December 31, 2020	65,545,748	65.5

Schedule Of Treasury Shares

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2017	100,000	0.1	0.2	118

Purchase of treasury shares	125,000	0.1	0.2	146
Shares used for funding RSU program	(47,450)	-	(0.1)	(56)

Shareholding at December 31, 2018	177,550	0.2	0.3	208

Shares used for funding RSU program	(13,629)	-	-	(16)

Shareholding at December 31, 2019	163,921	0.2	0.3	192

Shares used for funding RSU program	(31,815)	(0.1)	(0.1)	(50)

Shareholding at December 31, 2020	132,106	0.1	0.2	142